BRINSON SERIES
TRUST

GLOBAL EQUITY
PORTFOLIO

JUNE 30, 2001

SEMIANNUAL REPORT

BRINSON SERIES TRUST -- GLOBAL EQUITY PORTFOLIO                SEMIANNUAL REPORT

                                                                 August 15, 2001

Dear Contract Owner,

We present you with the semiannual report for Brinson Series Trust -- Global Equity Portfolio for the six months ended June 30, 2001.

MARKET REVIEW

[GRAPHIC]

During the six months ended June 30, 2001, there were remarkable similarities in the performance of most global markets. Most markets lost value, as concerns about the possibility of a global recession dominated investor sentiment. During the period, the MSCI World Index declined 10.50%, the MSCI EAFE Index was down 14.75% and the NIKKEI lost 5.92%.

In the United States, a slowdown in capital spending led to weak corporate earnings and sluggish economic growth. In this environment, the Federal Reserve Board (the "Fed") trimmed interest rates six times, for a total decrease of 2.75%, in an effort to stimulate economic growth. While the Fed's actions sparked intermittent short-term rallies, the stock market could not overcome the fact that many companies could offer little guidance as to when their businesses might begin to pick up. As a result, many stocks struggled; and growth stocks, particularly those in the technology sector, suffered the most. The poor showing in the technology sector is reflected in the 12.53% decline of the Nasdaq Composite Index for the period. The S&P 500 Index, an indicator of broad stock market performance, declined 6.70% for the same period.

With the globalization of most industries, Europe was not immune to the slowdown in the United States. In Europe, the TMT sector -- technology, media and telecommunications -- was particularly hard hit. While the European markets showed some relative strength early in the semiannual period, corporate earnings forecasts began to deteriorate by period-end. As a result, stocks on many European exchanges declined.

Japan continued to be affected by a slowing economy, a banking sector that is mired in bad debt and weak product demand from its trading partners around the world. While select Japanese companies performed well, the broad market declined.

The emerging markets of Latin America and Asia faced a number of obstacles. Many of these countries, particularly in Asia, are highly dependent on the United States, Europe and Japan as markets for their goods and services. As economic growth declined in these large industrial regions, many emerging market countries saw their exports shrink. Fewer exports led to lower earnings, and ultimately, to lower stock prices. Debt problems and political concerns were also factors in the performance of the emerging markets. Bad loan problems in Argentina and Turkey and political issues in Indonesia and the Philippines contributed to an uncertain investment environment.

PORTFOLIO REVIEW

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 6/30/01

                                    6 MONTHS     1 YEAR     5 YEARS  10 YEARS  INCEPTION*
GLOBAL EQUITY PORTFOLIO (CLASS H)    -12.76%     19.21%      3.69%     4.24%      5.26%

GLOBAL EQUITY PORTFOLIO (CLASS I)    -12.95     -19.35        N/A       N/A      -6.21

MSCI WORLD INDEX                     -10.50     -20.14       8.52     10.51       8.44

* Inception: since commencement of issuance on May 4, 1987 for Class H shares and August 5, 1999 for Class I shares. Index performance is shown as of nearest month end of inception of oldest share class: April 30, 1987.

      The investment return and the principal value of an investment in the Portfolio will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized. Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the ex-dividend dates and do not include sales charges. In addition, for the fiscal year ended December 31, 1999 and the period from January 1, 2000 through February 29, 2000, the Portfolio's investment manager voluntarily waived payment of certain fees for Class I shares. Without this waiver performance would have been lower. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

PORTFOLIO HIGHLIGHTS

Our strategy during the semiannual period was based on maintaining a fairly balanced portfolio with overweighted positions in certain technology, pharmaceutical and financial stocks. After declining for several months, U.S. markets rallied in April, as investors began to anticipate a bottom in the economic slowdown. Technology stocks led the rally with a 15% increase in the Nasdaq for the month of April. As is often the case with market rallies, when one sector emerges from the doldrums, others sell off. In this instance, the renewed popularity of technology shares triggered a decline in the Portfolio's defensive stocks, which tend to perform well in difficult economic environments. The upturn in technology performance was brief, however. Unfortunately, negative earnings announcements from many technology companies in May and June engendered a shift in investor sentiment and many stocks gave up their gains. As a result, the U.S. technology stocks in the Portfolio detracted from performance for the period. On the positive side, U.S. financial, media and industrial companies with superior earnings growth prospects benefited the Portfolio's return.

The Portfolio's position in Europe, albeit underweighted, negatively affected performance. The telecommunication and media sectors were particularly weak. Relative strength in pharmaceutical, bank and energy stocks offset some of the weakness in other sectors.

At the beginning of the year, expectations for Japan were dim as the economy continued to slide toward recession. Nevertheless, the Japanese market and yen were fairly resilient on a relative global basis. Stock selection in Japan was positive, and the Portfolio's Japanese stocks were among its best performers. Pharmaceutical stocks in Japan hampered performance, but financial stocks added to the Portfolio's return.

Investments in the Asia/Pacific ex-Japan region were a slight positive. Stocks in Australia, South Korea and Taiwan gained in value, while positions in Hong Kong declined. The Portfolio is well diversified among industries. We continue to own high quality technology stocks that should benefit returns when the market environment improves. We also have a number of large positions in U.S. and European financial stocks. We favor financial stocks for their reasonable valuations and solid prospects for growth over the next few years and because they tend to perform well in a low-inflation environment. Pharmaceutical companies in various regions of the world are also well represented in the Portfolio. Pharmaceutical stocks are fairly defensive in nature and, therefore, they tend to perform well during periods of economic weakness. Earnings for the pharmaceutical companies in the Portfolio register in double-digits and valuations are attractive.

In terms of geographic focus, the Portfolio is slightly overweighted in the U.S., Asia and Japan and underweighted in Europe. Because of the recent correction in European equity markets, we may add to the European position in the weeks ahead. During these turbulent times, we continue to seek and hold stocks that have the most attractive valuations and the best growth profiles over the next 12 to 18 months.

PORTFOLIO STATISTICS

ASSET ALLOCATION*                    6/30/01                       12/31/00
--------------------------------------------------------------------------------
United States(1)                      37.2%                         38.6%
International                         62.8                           61.4
--------------------------------------------------------------------------------
Total                                100.0%                        100.0%

TOP FIVE COUNTRIES*           6/30/01                                   12/31/00
--------------------------------------------------------------------------------
United States(1)               37.2%   United States                     38.6%
United Kingdom                 19.0    United Kingdom                    17.5
France                         10.1    France                             9.5
Germany                         6.4    Netherlands                        6.1
Japan                           5.8    Germany                            6.0
--------------------------------------------------------------------------------
Total                          78.5%   Total                             77.7%

TOP TEN STOCKS*               6/30/01                                  12/31/00
--------------------------------------------------------------------------------
Commercial Union                3.9%   Commercial Union                  3.5%
Diageo                          2.4    Diageo                            1.9
Rhone Poulenc                   2.2    ING Groep                         1.9
ING Groep                       2.0    Rhone Poulenc                     1.9
Total Fina                      1.8    Exxon Mobil                       1.9
J.P. Morgan Chase & Co.         1.8    Zurich Financial Services Group   1.6
Microsoft                       1.7    Alcatel                           1.5
GlaxoSmithKline                 1.5    Munchener Ruckvers AG             1.5
Target                          1.5    Schering-Plough                   1.5
Munchener Ruckvers AG           1.5    Total Fina                        1.4
--------------------------------------------------------------------------------
Total                          20.3%   Total                            18.6%

PORTFOLIO CHARACTERISTICS*                  6/30/01              12/31/00
--------------------------------------------------------------------------------
Net assets (mm)                              $6.7                  $8.7
Number of Securities                          137                   160
Stocks                                       91.8%                 98.8%
Cash                                          8.8%                  1.8%
Liabilities in Excess of Other Assets        -0.6%                 -0.6%
--------------------------------------------------------------------------------

TOP FIVE SECTORS*              6/30/01                                  12/31/00
--------------------------------------------------------------------------------
Financial Services              30.1%    Financial Services              29.2%
Technology                      13.3     Energy                           9.0
Consumer Cyclicals              11.1     Consumer Cyclicals               8.8
Consumer Noncyclicals            7.6     Healthcare                       8.4
Energy                           6.7     Technology                       7.7
--------------------------------------------------------------------------------
Total                           68.8%    Total                           63.1%

* Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed and its composition will vary over time.
(1) On June 30, 2001, 8.2% of total net assets were in cash and liabilities in excess of other assets.

PROPOSED MERGER ANNOUNCEMENT

The Portfolio's board of trustees has approved the submission to its shareholders of an Agreement and Plan of Acquisition and Termination under which the Portfolio would transfer substantially all of its assets and stated liabilities to International Portfolio, a series of Alliance Variable Products Series Fund, Inc. ("International Portfolio"). If the Portfolio's shareholders approve the proposed merger, shareholders will receive like shares of International Portfolio in exchange for their Portfolio shares and the Portfolio will cease operations. The merger is expected to be a tax-free reorganization, which means that the Portfolio's shareholders will not realize any gain or loss on their receipt of shares in the merger and neither the Portfolio nor the International Portfolio will realize any gain or loss. Proxy solicitation materials that will be mailed to the Portfolio's shareholders will provide more information about the proposed merger. As of the date hereof, it is expected that these materials will be mailed on or about September 4, 2001. Investors may continue to buy, sell and exchange Portfolio shares as described in the current prospectus prior to the shareholder meeting. If the merger proposal is approved, the Portfolio expects to close to new purchases and exchange purchases approximately five business days prior to the date on which the merger is to be effected.

OUTLOOK

We are generally optimistic about the global markets over the long term. We believe that the Federal Reserve Board's interest-rate cuts should begin to have a positive effect on the U.S. economy in the future and that a lift in the U.S. economy should help other world markets. Moreover, the period of unfavorable results in the growth area may be coming to an end; the rapid decline in global markets during the last year has corrected much of the valuation disparity between typical growth and value stocks.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,


/s/ Brian M. Storms

BRIAN M. STORMS
President and
Chief Executive Officer
Brinson Advisors, Inc.

This letter is intended to assist shareholders in understanding how the Portfolio performed during the six months ended June 30, 2001, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances.

PORTFOLIO OF INVESTMENTS                         JUNE 30, 2001 (UNAUDITED)

NUMBER OF
 SHARES                                                                                  VALUE
---------                                                                              --------
COMMON STOCKS--91.79%

AUSTRALIA--1.55%
BANKS--0.52%
      1,954 National Australia Bank Ltd.                                               $ 34,934
                                                                                       --------
MEDIA--1.03%
      1,870 News Corp. Ltd., ADR                                                         69,471
                                                                                       --------
Total Australia Common Stocks                                                           104,405
                                                                                       --------
AUSTRIA--0.56%
ENERGY SOURCES--0.56%
        448 OMV AG                                                                       37,586
                                                                                       --------
CANADA--0.98%
BANKS--0.49%
      1,032 Royal Bank of Canada                                                         33,029
                                                                                       --------
ELECTRICAL EQUIPMENT--0.05%
        370 Nortel Networks Corp.                                                         3,413
                                                                                       --------
METALS & MINING--0.44%
        511 Potash Corp. of Saskatchewan, Inc.                                           29,331
                                                                                       --------
Total Canada Common Stocks                                                               65,773
                                                                                       --------
FINLAND--0.97%
ELECTRICAL EQUIPMENT--0.72%
      2,128 Nokia AB OY                                                                  48,276
                                                                                       --------
TELECOMMUNICATIONS--0.25%
      1,035 Elisa Communications                                                         16,937
                                                                                       --------
Total Finland Common Stocks                                                              65,213
                                                                                       --------
FRANCE--10.12%
BANKS--0.96%
        740 Banque National Paris                                                        64,467
                                                                                       --------
BUILDING MATERIALS--0.71%
        556 Lafarge                                                                      47,590
                                                                                       --------
CHEMICALS--0.43%
      2,630 Rhodia Inc. S.A                                                              28,974
                                                                                       --------
COMPUTER SOFTWARE & SERVICES--0.18%
        165 Cap Gemini S.A                                                               12,025
                                                                                       --------
ELECTRICAL EQUIPMENT--0.23%
        570 Alstom                                                                       15,873
                                                                                       --------
ENERGY SOURCES--1.75%
        844 Total Fina Elf S.A. (Class B)                                               118,302
                                                                                       --------
ENVIRONMENTAL SERVICES--0.61%
        700 Vivendi Universal                                                            40,843
                                                                                       --------
HEALTH & PERSONAL CARE--2.24%
      1,889 Rhone Poulenc S.A                                                           150,959
                                                                                       --------

INSURANCE--1.36%
        269 Ass Gen De France                                                          $ 14,977
      2,684 AXA                                                                          76,539
                                                                                       --------
                                                                                         91,516
                                                                                       --------
TELECOMMUNICATIONS--0.98%
      2,330 Alcatel                                                                      48,771
      2,100 Orange S.A.*                                                                 17,085
                                                                                       --------
                                                                                         65,856
                                                                                       --------
UTILITIES--0.67%
      1,400 Suez S.A.                                                                    45,084
                                                                                       --------
Total France Common Stocks                                                              681,489
                                                                                       --------
GERMANY--6.35%
BANKS--1.78%
        620 Deutsche Bank AG                                                             44,471
        528 Direkt Anlarge Bank*                                                          7,383
      1,490 Dresdner Bank AG                                                             68,123
                                                                                       --------
                                                                                        119,977
                                                                                       --------
DIVERSIFIED-INDUSTRIAL--0.79%
        870 Siemens AG                                                                   53,453
                                                                                       --------
DRUGS & MEDICINE--0.39%
        500 Schering AG                                                                  26,271
                                                                                       --------
INSURANCE--1.99%
        220 Ergo Versicherungs                                                           32,375
        364 Munchener Ruckvers AG                                                       101,549
                                                                                       --------
                                                                                        133,924
                                                                                       --------
RETAIL--0.78%
      1,400 Metro AG                                                                     52,345
                                                                                       --------
UTILITIES--0.62%
        800 Veba AG                                                                      41,993
                                                                                       --------
Total Germany Common Stocks                                                             427,963
                                                                                       --------
GREECE--0.14%
TELECOMMUNICATIONS--0.14%
      1,460 Hellenic Telecommunications, ADR                                              9,359
                                                                                       --------
IRELAND--0.58%
BANKS--0.58%
      3,919 Bank of Ireland                                                              38,862
                                                                                       --------
ISRAEL--0.31%
ELECTRICAL EQUIPMENT--0.31%
        597 Orbotech Lt*                                                                 20,632
                                                                                       --------
ITALY--1.38%
BANKS--0.76%
      4,000 San Paolo - IMI SPA                                                          51,321
                                                                                       --------

NUMBER OF
 SHARES                                                                                  VALUE
---------                                                                              --------
COMMON STOCKS--(CONTINUED)

ITALY--(CONCLUDED)
INSURANCE--0.62%
      3,410 Ras                                                                        $ 41,960
                                                                                       --------
Total Italy Common Stocks                                                                93,281
                                                                                       --------
JAPAN--5.82%
BANKS--0.48%
      5,000 Asahi Bank                                                                   10,825
          4 UFJ Holdings, Inc.                                                           21,522
                                                                                       --------
                                                                                         32,347
                                                                                       --------
COMPUTER HARDWARE--0.68%
        200 Canon, Inc.                                                                   8,083
      1,000 Fujitsu                                                                      10,504
      2,000 NEC Corp.                                                                    27,023
                                                                                       --------
                                                                                         45,610
                                                                                       --------
CONSUMER DURABLES--0.68%
        700 Sony Corp.                                                                   46,027
                                                                                       --------
DRUGS & MEDICINE--0.45%
      2,000 Chugai Pharmaceutical Co.                                                    30,423
                                                                                       --------
ELECTRONIC COMPONENTS & INSTRUMENTS--0.47%
      6,000 Toshiba Corp.                                                                31,705
                                                                                       --------
ELECTRONIC EQUIPMENT--0.35%
      1,000 Furukawa Electric                                                             7,979
      1,000 Matsushita Electric Industrial
            Co. Ltd.                                                                     15,652
                                                                                       --------
                                                                                         23,631
                                                                                       --------
FINANCIAL SERVICES--1.05%
      4,000 Nikko Securities Co. Ltd.                                                    32,042
      2,000 Nomura Securities Co. Ltd.                                                   38,329
                                                                                       --------
                                                                                         70,371
                                                                                       --------
HEALTH & PERSONAL CARE--0.34%
        500 Takeda Chemical Industries                                                   23,254
                                                                                       --------
RETAIL--0.49%
        400 Yamada Denki Co.                                                             32,716
                                                                                       --------
SEMICONDUCTOR--0.26%
        200 Kyocera Corp.                                                                17,641
                                                                                       --------
TELECOMMUNICATIONS--0.26%
          1 NTT Mobile Communication                                                     17,400
                                                                                       --------
TELEPHONE COMPANIES--0.31%
          4 Nippon Telephone & Telegraph Corp.                                           20,848
                                                                                       --------
Total Japan Common Stocks                                                               391,973
                                                                                       --------

KOREA--0.59%
ELECTRICAL EQUIPMENT--0.44%
        200 Samsung Electronic                                                         $ 29,527
                                                                                       --------
TELECOMMUNICATIONS--0.15%
        479 Korea Telecom Corp.                                                          10,529
                                                                                       --------
Total Korea Common Stocks                                                                40,056
                                                                                       --------
NETHERLANDS--5.78%
BANKS--2.02%
      2,080 ING Groep N.V.*                                                             136,080
                                                                                       --------
CHEMICALS--0.59%
        938 Akzo Nobel N.V.                                                              39,745
                                                                                       --------
COMPUTER SERVICES--0.13%
      2,150 Getronics N.V.                                                                8,928
                                                                                       --------
FOOD--0.89%
        912 Ahold Kon N.V.                                                               28,596
        812 Numico Kon N.V.                                                              31,193
                                                                                       --------
                                                                                         59,789
                                                                                       --------
FOOD & HOUSEHOLD PRODUCTS--0.59%
        660 Unilever N.V.                                                                39,600
                                                                                       --------
PAPER & FOREST PRODUCTS--0.29%
      2,117 Buhrmann N.V.                                                                19,986
                                                                                       --------
SEMICONDUCTOR--1.07%
      2,722 Koninklijke Philips Electronics N.V                                          72,225
                                                                                       --------
TELECOMMUNICATIONS--0.20%
      1,607 Kon KPN N.V.                                                                  9,124
      1,674 United Pan-Europe
            Communications N.V.*                                                          4,256
                                                                                       --------
                                                                                         13,380
                                                                                       --------
Total Netherlands Common Stocks                                                         389,733
                                                                                       --------
NORWAY--0.21%
ENERGY RESERVES & PRODUCTION--0.21%
      1,394 Petroleum Geo Services*                                                      14,120
                                                                                       --------
PORTUGAL--1.17%
RAILROADS--1.17%
      9,285 Brisa Auto Estrada                                                           78,686
                                                                                       --------
SPAIN--0.60%
TELEPHONE COMPANIES--0.60%
        700 Telefonica S.A.                                                               8,637
        859 Telefonica S.A., Class A                                                     31,989
                                                                                       --------
                                                                                         40,626
                                                                                       --------

NUMBER OF
 SHARES                                                                                  VALUE
---------                                                                              --------
COMMON STOCKS--(CONTINUED)

SWEDEN--3.03%
BANKS--1.04%
     12,264 Nordbanken Holding                                                        $  69,932
                                                                                      ---------
ELECTRICAL EQUIPMENT--0.68%
      8,384 Ericsson LM B Shares                                                         45,880
                                                                                      ---------
FINANCIAL SERVICES--1.31%
      6,910 Investor AB                                                                  88,019
                                                                                      ---------
Total Sweden Common Stocks                                                              203,831
                                                                                      ---------
SWITZERLAND--3.65%
BANKS--1.15%
        542 UBS AG                                                                       77,687
                                                                                      ---------
CHEMICALS--0.02%
         20 Syngenta AG*                                                                  1,052
                                                                                      ---------
DRUGS & MEDICINE--1.31%
      2,440 Novartis AG                                                                  88,351
                                                                                      ---------
INSURANCE--1.17%
        231 Zurich Financial Services Group                                              78,821
                                                                                      ---------
Total Switzerland Common Stocks                                                         245,911
                                                                                      ---------
UNITED KINGDOM--18.98%
BEVERAGES & TOBACCO--2.42%
     14,863 Diageo PLC                                                                  163,266
                                                                                      ---------
BUILDING MATERIALS & COMPONENTS--0.46%
      3,200 RMC Group                                                                    30,870
                                                                                      ---------
COMPUTER SERVICES--0.26%
      2,470 Misys                                                                        17,288
                                                                                      ---------
DEFENSE/AEROSPACE--0.58%
     11,900 Rolls-Royce PLC                                                              39,299
                                                                                      ---------
DRUGS & MEDICINE--1.71%
        239 AstraZeneca PLC                                                              11,056
      3,690 GlaxoSmithKline PLC                                                         103,933
                                                                                      ---------
                                                                                        114,989
                                                                                      ---------
ELECTRICAL POWER--0.15%
      2,940 Marconi PLC                                                                  10,475
                                                                                      ---------
ELECTRONIC COMPONENTS & INSTRUMENTS--0.17%
      3,630 Spirent PLC                                                                  11,298
                                                                                      ---------
ENERGY RESERVES & PRODUCTION--1.35%
     11,086 BP Amoco                                                                     91,254
                                                                                      ---------
FOOD & HOUSEHOLD PRODUCTS--1.50%
      5,015 Reckitt & Colman PLC                                                         72,392
      3,380 Unilever PLC                                                                 28,513
                                                                                      ---------
                                                                                        100,905
                                                                                      ---------
GAS/WATER UTILITIES--0.39%
      6,630 BG Group PLC                                                              $  26,167
                                                                                      ---------
INFORMATION & COMPUTER SERVICES--0.41%
      2,800 WPP Group PLC                                                                27,603
                                                                                      ---------
INSURANCE--5.17%
     19,000 Commercial Union PLC                                                        263,028
     11,300 Royal & Sun Alliance                                                         85,139
                                                                                      ---------
                                                                                        348,167
                                                                                      ---------
LONG DISTANCE & PHONE COMPANIES--0.73%
      4,500 British Telecommunications PLC                                               28,328
      3,500 Cable & Wireless PLC                                                         20,616
                                                                                      ---------
                                                                                         48,944
                                                                                      ---------
MEDIA--1.43%
     17,191 Aegis Group PLC                                                              25,421
      5,001 Carlton Communications PLC                                                   23,664
      3,529 United Business Media PLC*                                                   28,726
      5,355 United Business Media PLC, B Shares                                          18,552
                                                                                      ---------
                                                                                         96,363
                                                                                      ---------
SECURITIES & ASSET MANAGEMENT--1.01%
      3,936 Amvescap PLC                                                                 68,457
                                                                                      ---------
TRANSPORTATION--0.22%
      6,630 Lattice Group                                                                14,822
                                                                                      ---------
WIRELESS TELECOMMUNICATIONS--1.02%
     30,947 Vodafone Group PLC                                                           68,643
                                                                                      ---------
Total United Kingdom Common Stocks                                                    1,278,810
                                                                                      ---------
UNITED STATES--29.02%
BANKS--1.76%
      2,651 J.P. Morgan Chase & Co.                                                     118,235
                                                                                      ---------
COMPUTER HARDWARE--0.60%
      2,233 Cisco Systems, Inc.*                                                         40,641
                                                                                      ---------
COMPUTER SOFTWARE--3.10%
        850 IBM Corp.                                                                    96,050
      1,548 Microsoft Corp.*                                                            113,004
                                                                                      ---------
                                                                                        209,054
                                                                                      ---------
DEFENSE/AEROSPACE--0.76%
        696 Honeywell, Inc.                                                              24,353
        663 TRW, Inc.                                                                    27,183
                                                                                      ---------
                                                                                         51,536
                                                                                      ---------
DRUGS & MEDICINE--2.62%
      2,398 Pfizer, Inc.                                                                 96,040
      2,229 Schering-Plough Corp.                                                        80,779
                                                                                      ---------
                                                                                        176,819
                                                                                      ---------

NUMBER OF
 SHARES                                                                                  VALUE
---------                                                                              --------
COMMON STOCKS--(CONCLUDED)
UNITED STATES--(CONTINUED)
ENERGY RESERVES & PRODUCTION--2.57%
        713 Phillips Petroleum Co.                                                    $  40,641
      1,583 Royal Dutch Petroleum Co., ADR                                               92,242
        908 Tosco Corp.                                                                  39,997
                                                                                      ---------
                                                                                        172,880
                                                                                      ---------
ENTERTAINMENT--0.43%
        559 Viacom, Inc., Class B*                                                       28,928
                                                                                      ---------
FINANCIAL SERVICES--3.64%
      1,780 Citigroup, Inc.                                                              94,055
      1,000 Household International, Inc.                                                66,700
      1,286 MBNA Corp.                                                                   42,374
        706 Providian Corp.                                                              41,795
                                                                                      ---------
                                                                                        244,924
                                                                                      ---------
INDUSTRIAL COMPONENTS--1.92%
        716 Ingersoll Rand Co.                                                           29,499
        734 Mettler-Toledo International, Inc.*                                          31,745
        930 United Technologies Corp.                                                    68,132
                                                                                      ---------
                                                                                        129,376
                                                                                      ---------
INDUSTRIAL SERVICES & SUPPLIES--0.83%
      1,021 Tyco International Ltd., ADR                                                 55,644
                                                                                      ---------
MANUFACTURING-HIGH TECHNOLOGY--0.59%
      2,395 Motorola, Inc.                                                               39,661
                                                                                      ---------
MEDIA--0.47%
        598 AOL Time Warner, Inc.*                                                       31,694
                                                                                      ---------
MOTOR VEHICLES & PARTS--1.13%
        466 Johnson Controls, Inc.                                                       33,771
      1,210 Lear Corp.*                                                                  42,229
                                                                                      ---------
                                                                                         76,000
                                                                                      ---------
OIL SERVICES--0.28%
        463 Transocean Sedco Forex, Inc.                                              $  19,099
                                                                                      ---------
PAPER & FOREST PRODUCTS--1.48%
        534 International Paper Co.                                                      19,064
      1,467 Weyerhaeuser Co.                                                             80,641
                                                                                      ---------
                                                                                         99,705
                                                                                      ---------
PUBLISHING--1.61%
      1,225 Knight-Ridder, Inc.                                                          72,642
        849 New York Times Co., Class A                                                  35,658
                                                                                      ---------
                                                                                        108,300
                                                                                      ---------
RETAIL--1.53%
      2,978 Target Corp.                                                                103,039
                                                                                      ---------
SECURITIES & ASSET MANAGEMENT--1.24%
      1,303 Morgan Stanley Dean Witter & Co.                                             83,692
                                                                                      ---------
SEMICONDUCTOR--1.19%
      1,342 Intel Corp.                                                                  39,253
        747 JDS Uniphase Corp.*                                                           9,338
      1,000 Texas Instruments, Inc.                                                      31,500
                                                                                      ---------
                                                                                         80,091
                                                                                      ---------
TELECOMMUNICATIONS--0.48%
      2,176 WorldCom, Inc.                                                               30,899
         87 WorldCom, Inc.- MCI Group*                                                    1,402
                                                                                      ---------
                                                                                         32,301
                                                                                      ---------
TELEPHONE COMPANIES--0.79%
      1,000 Verizon Communications                                                       53,500
                                                                                      ---------
Total United States Common Stocks                                                     1,955,119
                                                                                      ---------
Total Common Stocks (cost--$7,046,982)                                                6,183,428
                                                                                      ---------

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                   DATE            RATE       VALUE
---------                                                               --------        --------   ----------
REPURCHASE AGREEMENT--8.83%
       $595 Repurchase Agreement dated 06/29/01 with State Street
              Bank & Trust Co., collateralized by $618,000 U.S.
              Treasury Bills, 3.310% due 12/27/01 (value--$607,185);
              proceeds:
              $595,195 (cost--$595,000)                                  07/02/01         3.930%      595,000
                                                                                                   ----------
Total Investments (cost--$7,641,982)--100.62%                                                       6,778,428
 .Liabilities in excess of other assets--(0.62)%                                                        42,083)
 .                                                                                                  ----------
Net Assets--100.00%                                                                                $6,736,345
 .                                                                                                  ==========

----------
 *   Non-income producing security.

ADR  American Depositary Receipt.

                 See accompanying notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES                 JUNE 30, 2001 (UNAUDITED)

ASSETS
Investments in securities, at value (cost--$7,641,982)                          $ 6,778,428
Cash (including cash denominated in foreign currencies, at value)                     6,137
Receivable for foreign taxes withheld                                                 9,168
Dividends and interest receivable                                                     5,802
Other assets                                                                          3,020
                                                                                -----------
Total assets                                                                      6,802,555
                                                                                -----------
LIABILITIES
Payable to affiliate                                                                  4,358
Accrued expenses and other liabilities                                               61,852
                                                                                -----------
Total liabilities                                                                    66,210
                                                                                -----------
NET ASSETS
Beneficial interest shares--$0.001 par value (unlimited amount authorized)        7,547,616
Undistributed net investment income                                                   8,789
Accumulated net realized gains from investments, futures and foreign currency
  transactions                                                                       44,232
Net unrealized depreciation of investments and other assets and liabilities
  denominated in foreign currencies                                                (864,292)
                                                                                -----------
Net assets                                                                      $ 6,736,345
                                                                                ===========
CLASS H
Net assets                                                                      $ 6,218,279
                                                                                -----------
Shares outstanding                                                                  641,645
                                                                                -----------
Net asset value, offering price and redemption value per share                        $9.69
                                                                                      =====
CLASS I
Net assets                                                                      $   518,066
                                                                                -----------
Shares outstanding                                                                   53,760
                                                                                -----------
Net asset value, offering price and redemption value per share                        $9.64
                                                                                      =====

                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS

                                                                      FOR THE SIX
                                                                      MONTHS ENDED
                                                                     JUNE 30, 2001
                                                                      (UNAUDITED)
                                                                     -------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $9,144)               $    74,901
Interest                                                                  14,904
                                                                     -----------
                                                                          89,805
                                                                     -----------
EXPENSES:
Investment management and administration                                  28,437
Professional fees                                                         19,720
Reports and notices to shareholders                                       15,575
Custody and accounting                                                     9,479
Trustees' fees                                                             3,750
Transfer agency and related services fees                                  1,500
Distribution fees-Class I                                                    687
Other expenses                                                             1,809
                                                                     -----------
                                                                          80,957
                                                                     -----------
Net investment income                                                      8,848
                                                                     -----------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains (losses) from:
    Investments                                                          130,920
    Foreign currency transactions                                         (5,452)
Net change in unrealized appreciation/depreciation of:
    Investments                                                       (1,199,839)
    Other assets and liabilities denominated in foreign currencies          (698)
                                                                     -----------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES         (1,075,069)
                                                                     -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $(1,066,221)
                                                                     ===========

                 See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE SIX
                                                                         MONTHS ENDED        FOR THE
                                                                         JUNE 30, 2001     YEAR ENDED
                                                                          (UNAUDITED)   DECEMBER 31, 2000
                                                                         -------------  -----------------
FROM OPERATIONS:
Net investment income                                                    $     8,848      $     12,997
Net realized gains from investments, futures and foreign
  currency transactions                                                      125,468         1,124,335
Net change in unrealized appreciation/depreciation of investments, futures and other assets and liabilities denominated in
  foreign currencies                                                      (1,200,537)       (2,201,237)
                                                                         -----------      ------------
Net decrease in net assets resulting from operations                      (1,066,221)       (1,063,905)
                                                                         -----------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income-Class H                                                     --          (104,192)
Net investment income-Class I                                                     --            (4,746)
Net realized gains from investments-Class H                               (1,065,145)       (1,144,750)
Net realized gains from investments-Class I                                  (81,745)          (52,147)
                                                                         -----------      ------------
Total dividends and distributions to shareholders                         (1,146,890)       (1,305,835)
                                                                         -----------      ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                                          81,829           731,332
Cost of shares repurchased                                                (1,024,703)       (4,324,378)
Proceeds from dividends reinvested                                         1,146,890         1,305,835
                                                                         -----------      ------------
Net increase (decrease) in net assets from beneficial
  interest transactions                                                      204,016        (2,287,211)
                                                                         -----------      ------------
Net decrease in net assets                                                (2,009,095)       (4,656,951)

NET ASSETS:
Beginning of period                                                        8,745,440        13,402,391
                                                                         -----------      ------------
End of period (including undistributed net investment
  income of $8,789 at June 30, 2001)                                     $ 6,736,345      $  8,745,440
                                                                         ===========      ============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Brinson Series Trust--Global Equity Portfolio (the "Portfolio") is a diversified portfolio of Brinson Series Trust (the "Fund"), which is organized under Massachusetts law pursuant to an Amended and Restated Declaration of Trust dated February 11, 1998, as amended, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen portfolios. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable contracts.

      Currently, the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

      The Fund accounts separately for the assets, liabilities and operations for each portfolio. Expenses directly attributable to each portfolio are charged to that portfolio's operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

      VALUATION OF INVESTMENTS--The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Brinson Advisors, Inc. ("Brinson Advisors", formerly known as Mitchell Hutchins Asset Management Inc.), the investment manager and administrator of the Portfolio, or by Alliance Capital Management L.P. ("Alliance Capital") the Portfolio's sub-advisor. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolio's custodian.

      Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

      REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by Brinson Advisors.

      INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date ("ex-date") (except in the case of certain foreign dividends which are recorded as soon after the ex-date as, using reasonable diligence, Alliance Capital becomes aware of such dividends).

      Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

      FOREIGN CURRENCY TRANSLATIONS--The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

      Although the net assets and the market values of the Portfolio securities are presented at the foreign exchange rates at the end of the period, the Portfolio does not generally isolate the effects of fluctuations in foreign exchange rates from the effects of fluctuations in the market prices of securities. However, the Portfolio does isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income for income tax reporting purposes. Net realized foreign currency gain (loss) is treated as ordinary income for income tax reporting purposes. Gains/losses from translating foreign currency-denominated assets (other than investments) and liabilities at the year-end exchange rates are included in the change in unrealized appreciation/depreciation of other assets and liabilities denominated in foreign currencies.

      FUTURES CONTRACTS--Upon entering into a financial futures contract, the Portfolio is required to pledge to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

      Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Portfolio may use financial futures contracts for hedging purposes and to adjust exposure to U.S. and foreign equity markets in connection with a reallocation of the Portfolio's assets. However, imperfect correlations between futures contracts and the related securities or markets, or market disruptions, do not normally permit full control of these risks at all times.

      DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

      Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolio is authorized to invest. The ability of the issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

INVESTMENT MANAGER AND ADMINISTRATOR

      The board has approved an investment management and administration contract between the Fund and Brinson Advisors ("Management Contract"), under which Brinson Advisors serves as investment manager and administrator of the Portfolio. In accordance with the Management Contract, the Portfolio pays Brinson Advisors an investment management and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of the Portfolio's average daily net assets.

      Brinson Advisors has entered into a sub-advisory contract with Alliance Capital dated March 1, 2001 ("Alliance Capital Contract"), pursuant to which Alliance Capital serves as investment sub-advisor for the Portfolio. Under the Alliance Capital Contract, Brinson Advisors (not the Portfolio) is obligated to pay Alliance Capital a fee, computed daily and paid monthly at the annual rate of 0.375% of the Portfolio's average daily net assets.

      At June 30, 2001, the Portfolio owed Brinson Advisors $4,250 in investment management and administration fees.

      For the six months ended June 30, 2001, the Portfolio did not pay brokerage commissions to UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG, or any other affiliated broker-dealer for transactions executed on behalf of the Portfolio.

DISTRIBUTION PLAN

      Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays Brinson Advisors a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. Brinson Advisors pays the entire distribution fee to the insurance companies. At June 30, 2001, the Portfolio owed Brinson Advisors $108 in distribution fees.

SECURITIES LENDING

      The Portfolio may lend securities up to 30% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the six months ended June 30, 2001, the Portfolio had no securities lending activity. UBS PaineWebber also has been approved as a borrower under the Portfolio's securities lending program.

BANK LINE OF CREDIT

      The Portfolio may participate with other funds managed, advised or sub-advised by Brinson Advisors in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders or other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended June 30, 2001, the Portfolio did not borrow under the Facility.

INVESTMENTS IN SECURITIES

      For federal income tax purposes, the cost of securities owned at June 30, 2001 was substantially the same as the cost of securities for financial statement purposes.

----------
* UBS PaineWebber is a service mark of UBS AG.

      At June 30, 2001, the components of net unrealized depreciation of investments were as follows:

    Gross appreciation (investments having an excess of value over cost)      $  575,497
    Gross depreciation (investments having an excess of cost over value)      (1,439,051)
                                                                              ----------
    Net unrealized depreciation of investments                                $ (863,554)
                                                                              ==========

      For the six months ended June 30, 2001, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $19,335 and $1,406,251, respectively.

FEDERAL TAX STATUS

      The Portfolio intends to distribute all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Portfolio intends not to be subject to a Federal excise tax.

SHARES OF BENEFICIAL INTEREST

      There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                  CLASS H                        CLASS I
SIX MONTHS ENDED           -------------------------        -------------------
JUNE 30, 2001:              SHARES          AMOUNT           SHARES     AMOUNT
                           -------       -----------        -------    --------
Shares sold                  5,829       $    61,321          1,941    $ 20,508
Shares repurchased         (90,804)         (983,796)        (3,498)    (40,907)
Dividends reinvested       108,467         1,065,145          8,358      81,745
                           -------       -----------        -------    --------
Net increase                23,492       $   142,670          6,801    $ 61,346
                           =======       ===========        =======    ========
YEAR ENDED
DECEMBER 31, 2000:
Shares sold                 23,259       $   354,082         25,507    $377,250
Shares repurchased        (293,638)       (4,232,345)        (6,351)    (92,033)
Dividends reinvested        85,427         1,248,942          3,987      56,893
                          --------       -----------        -------    --------
Net increase (decrease)   (184,952)      $(2,629,321)        23,053    $342,110
                          ========       ===========        =======    ========

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                        CLASS H
                                                         ------------------------------------------------------------------------
                                                         FOR THE SIX
                                                         MONTHS ENDED              FOR THE YEARS ENDED DECEMBER  31,
                                                         JUNE 30, 2001  ---------------------------------------------------------
                                                          (UNAUDITED)    2000#       1999       1998         1997         1996
                                                          -----------   -------    --------   --------     --------     --------
Net asset value, beginning of period                      $   13.15     $ 16.21    $  13.74   $  14.62     $  13.74     $  12.00
                                                          ---------     -------    --------   --------     --------     --------
Net investment income (loss)                                   0.01        0.02       (0.03)      0.08         0.04         0.07
Net realized and unrealized gains (losses) from
  investments, futures and foreign currency transactions      (1.66)      (1.42)       2.56       1.92         0.94         1.75
                                                          ---------     -------    --------   --------     --------     --------
Net increase (decrease) from investment operations            (1.65)      (1.40)       2.53       2.00         0.98         1.82
                                                          ---------     -------    --------   --------     --------     --------
Dividends from net investment income                             --       (0.14)      (0.05)        --        (0.04)       (0.08)

Distributions from net realized gains from investment
  activities                                                  (1.81)      (1.52)      (0.01)     (2.88)       (0.06)          --
                                                          ---------     -------    --------   --------     --------     --------
Total dividends and distributions to shareholders             (1.81)      (1.66)      (0.06)     (2.88)       (0.10)       (0.08)
                                                          ---------     -------    --------   --------     --------     --------
Net asset value, end of period                            $    9.69     $ 13.15    $  16.21   $  13.74     $  14.62     $  13.74
                                                          =========     =======    ========   ========     ========     ========
Total investment return(1)                                   (12.76)%     (9.69)%     18.47%     13.50%        7.16%       15.14%
                                                          =========     =======    ========   ========     ========     ========
Ratios/supplemental data:
Net assets, end of period (000's)                          $  6,218     $ 8,129    $ 13,015   $ 15,799     $ 21,215     $ 25,701
Expenses to average net assets,
  before waiver from manager                                   2.12%*      1.74%       1.85%      1.33%        1.07%        1.10%
Expenses to average net assets,
  after waiver from manager                                    2.12%*      1.74%       1.85%      1.33%        1.07%        1.10%
Net investment income (loss) to average net assets,
  before waiver from manager                                   0.25%*      0.14%       0.13%      0.46%        0.26%        0.46%
Net investment income (loss) to average net assets,
  after waiver from manager                                    0.25%*      0.14%       0.13%      0.46%        0.26%        0.46%
Portfolio turnover                                                0%         99%         63%       154%          81%          44%

----------
+     Commencement of issuance of shares.

# Alliance Capital Management L.P. has served as the Portfolio's sub-advisor since October 10, 2000. Prior to that date, Brinson Advisors, Inc. and Invista Capital Management, LLC managed the Portfolio's investments.

*     Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

                                                                              CLASS I
                                                          -------------------------------------------------
                                                                                            FOR THE PERIOD
                                                          FOR THE SIX        FOR THE        AUGUST 5, 1999+
                                                          MONTHS ENDED      YEAR ENDED         THROUGH
                                                          JUNE 30, 2001     DECEMBER 31,     DECEMBER 31,
                                                          (UNAUDITED)          2000#             1999
                                                          -------------     -----------     ---------------
Net asset value, beginning of period                       $  13.12           $ 16.20          $ 14.43
                                                           --------           -------          -------
Net investment income (loss)                                  (0.01)            (0.01)            0.01
Net realized and unrealized gains (losses) from
  investments, futures and foreign currency
  transactions                                                (1.66)            (1.41)            1.82
                                                           --------           -------          -------
Net increase (decrease) from investment operations            (1.67)            (1.42)            1.83
                                                           --------           -------          -------
Dividends from net investment income                             --             (0.14)           (0.05)
Distributions from net realized gains from investment
  activities                                                  (1.81)            (1.52)           (0.01)
                                                           --------           -------          -------
Total dividends and distributions to shareholders             (1.81)            (1.66)           (0.06)
                                                           --------           -------          -------
Net asset value, end of period                             $   9.64           $ 13.12          $ 16.20
                                                           ========           =======          =======
Total investment return(1)                                   (12.95)%           (9.82)%          12.74%
                                                           ========           =======          =======
Ratios/supplemental data:
Net assets, end of period (000's)                          $    518           $   616          $   387
Expenses to average net assets, before waiver
  from manager                                                 2.37%*            2.01%            2.25%*
Expenses to average net assets, after waiver
  from manager                                                 2.37%*            1.98%            2.00%*
Net investment income (loss) to average net assets,
  before waiver from manager                                  (0.02)%*          (0.18)%          (0.89)%*
Net investment income (loss) to average net assets,
  after waiver from manager                                   (0.02)%*          (0.15)%          (0.64)%*
Portfolio turnover                                                0%               99%              63%

----------
+     Commencement of issuance of shares.

# Alliance Capital Management L.P. has served as the Portfolio's sub-advisor since October 10, 2000. Prior to that date, Brinson Advisors, Inc. and Invista Capital Management, LLC managed the Portfolio's investments.

*     Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

SHAREHOLDER INFORMATION (UNAUDITED)

      At a Special Meeting of Shareholders held on March 1, 2001, the shareholders of the Fund approved the following proposals, as indicated below:

                                                                                 SHARES     SHARES VOTED    SHARES
                                                                                VOTED FOR      AGAINST      ABSTAIN
PROPOSAL 1                                                                      ---------   ------------    -------
TO APPROVE OR DISAPPROVE A NEW INVESTMENT MANAGEMENT AND ADMINISTRATION
CONTRACT BETWEEN BRINSON SERIES TRIST ("TRUST") AND BRINSON ADVISORS,
INC. ("BRINSON ADVISORS") (FORMERLY MITCHELL HUTCHINS ASSET MANAGEMENT INC.)
WITH RESPECT TO GLOBAL EQUITY PORTFOLIO ("FUND")                                 333,631          0         276,772

                                                                                 SHARES     SHARES VOTED    SHARES
                                                                                VOTED FOR      AGAINST      ABSTAIN
PROPOSAL 2                                                                      ---------   ------------    -------
TO APPROVE OR DISAPPROVE A NEW SUB-ADVISORY CONTRACT BETWEEN
BRINSON ADVISORS AND ALLIANCE CAPITAL MANAGEMENT L.P. WITH RESPECT
TO THE FUND                                                                      333,631          0         276,772

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE PORTFOLIO WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

                         BRINSON ADVISORS

                         (C)2001 Brinson Advisors, Inc.
                         All Rights Reserved